RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Summary of compensation for key management and Board of Directors

	Years ended December 31,
In thousands of USD	2020	2021	2022
Salaries and other emoluments	10,175	11,627	11,969
Total	10,175	11,627	11,969

Summary of reconciliation of deemed contributions from / (distributions to) related parties to the corresponding amounts presented in the combined statement of cash flows

	Years ended December 31,
In thousands of USD	2020	2021	2022
Deemed distribution to related parties per consolidated statements of changes in invested capital and equity	(157,557)	(29,311)	—
Corporate allocations	(1,709)	(2,167)	—
Net effect of attribution of the assets and liabilities from Bitmain’s business transferred to the Group during the Reorganization	(235,506)	20,535	—
Total deemed distribution to related parties per consolidated statements of cash flows	(394,772)	(10,943)	—

Summary of balances and transactions with related parties

	Years ended December 31,
In thousands of USD	2020	2021	2022
Revenue from Bitmain and BTC(1)	88,054	73,522	—

(1)Revenue from Bitmain and BTC arise from the Group’s normal course of business, See Note 2.

Summary of other related party balances and transactions

Name of related parties	Relationship with the Group
Matrix Finance and Technologies Holding Group and its subsidiaries (“Matrixport Group”)	The Group’s controlling person is the co-founder and chairman of the board of directors of Matrixport Group and has significant influence over Matrixport Group.

Details of due from related party are as follows:

	At December 31,
In thousands of USD	2021	2022
Due from related party
- Trade receivables	413	75
- Loans to a related party(1)	1,087	322
Total due from related party	1,500	397

Due to related party
- Other payables(2)	19	316
Total due to related party	19	316
(1)Loans to a related party represent unsecured, interest-free loans made to the related party. These loans are due on demand.
(2)Other payables represent the accrued service expense related to the custody and other services provided by the related party.

Details of transactions with the related party are as follows:

	Years ended December 31,
In thousands of USD	2020	2021	2022
- Provide service to a related party	—	530	3,076
- Receive service from a related party	—	294	425
- Interest earned from a related party	—	1,552	1,499
- Return of wealth management products from a related party	—	737	283
- Changes in fair value of financial assets at fair value through profit or loss	—	—	(952)